Alliance
Municipal
Trust
--California Portfolio

                           Alliance Capital [LOGO](R)

Annual Report
June 30, 2001

LETTER TO SHAREHOLDERS           Alliance Municipal Trust - California Portfolio
================================================================================

August 22, 2001

Dear Shareholder:

We are pleased to provide you with an update of Alliance Municipal Trust-California Portfolio for the annual reporting period ended June 30, 2001.

Since the beginning of the year, the Federal Reserve has been closely monitoring the economic slowdown, which the U.S. economy has been experiencing. The stumbling of the U.S. financial markets in the first half of 2001 required the Fed to reverse the monetary policy actions of increasing interest rates, which it had become familiar in using. The rate cutting began earlier this year with the most recent seventh cut year-to-date dropping the Federal Funds rate to 3.5%, its lowest level since March 1994. The patterns evident in recent months show declining profitability and business capital spending, weak expansion of consumption, and slowing growth abroad, which continue to weigh on the economy. However, we expect to see much more concrete evidence of a positive turn in the manufacturing sector once consumers see all of the benefits from the recent decline in interest rates and the upcoming reduction in federal income taxes. Amidst all the rate cuts, the associated easing of pressures on labor and product markets is expected to keep inflation contained.

The U.S. economy's gross domestic product (GDP) report does, however, show some modest gains. The first quarter GDP showed that the economy expanded by a paltry 1.2% during the quarter. Declines in business fixed investment, inventory investment and exports continue to weigh on the economy. However, growth was helped by gains in consumer spending and strong government spending. In the second quarter, the economy prevailed and posted stronger-than-expected reports on consumption, housing and residential construction spending.

In his late-July Congressional testimony, Fed Chairman Alan Greenspan laid out a somewhat hopeful U.S. economic forecast, stating that the aggressive easing in monetary policy has helped establish the foundation for the economy to achieve maximum sustainable growth. Despite the uncertainties surrounding the current economic situation, Mr. Greenspan conveyed a sense of optimism by noting how well the U.S economy has withstood the many negative forces weighing on it. Even after the August Fed meeting reported a continuing slump in corporate profits, capital spending, and growth abroad, economic activity, including consumer spending, has held up in the face of a difficult transition toward a more sustainable pattern of expansion.

As for the U.S. financial markets, the bad news is that recent reports have highlighted the economy's most significant current problems, namely falling business investment and exports. Investment in information technology (IT) continues to tumble as businesses struggle with excess capacity and a lack of financing. Until IT investments even out, the economy will not be able to considerably rebound. The hope is that the monetary easing to date and that which we expect to come, along with tax rebates, will jumpstart the economy by year end.

We appreciate your investment in Alliance Municipal Trust-California Portfolio and look forward to reporting further investment progress in the coming period.

Sincerely,


/s/ Ronald M. Whitehill

Ronald M. Whitehill
President

STATEMENT OF NET ASSETS
June 30, 2001                    Alliance Municipal Trust - California Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                   Yield                 Value
--------------------------------------------------------------------------------
            MUNICIPAL BONDS-97.0%
            CALIFORNIA-96.0%
            Alameda County Board of
            Education TRAN
            Series 00
  $ 10,475  7/05/01.................      4.24%         $  10,475,847
            Alameda County IDA
            (Heat & Control Inc.
            Project)
            Series 95A AMT
     4,900  11/01/25 (b)............      2.50              4,900,000
            Alameda County IDA
            (JMS Family Partnership
            Project)
            Series 95A AMT
     2,230  10/01/25 (b)............      2.45              2,230,000
            Alameda County IDA
            (Ream Enterprises Project)
            Series A AMT
     1,310  11/01/20 (b)............      2.45              1,310,000
            Big Bear Lake IDA
            (Southwest Gas Corp.)
            Series 93A AMT
    14,600  12/01/28 (b)............      2.65             14,600,000
            California County IDA
            (S&P Investment Project)
            Series 88A AMT
       870  9/01/08 (b).............      2.60                870,000
            California Economic
            Development Authority
            (Marko Foam Products,
            Inc.)
            Series 96 AMT
     2,765  10/01/26 (b)............      3.70              2,765,000
            California Economic
            Development Finance
            Authority
            (Valley Plating Works,
            Inc.)
            Series 95 AMT
     5,260  10/01/20 (b)............      3.70              5,260,000
            California HFA
            (Home Mortgage)
            FSA Series 00X-1
     1,000  8/01/15 (b).............      2.35              1,000,000
            California Infrastructure
            and Economic
            Development Bank
            (Nelson Name Plate Co.
            Project)
            Series 99 AMT
     2,600  5/01/14 (b).............      2.80              2,600,000
            California Pollution
            Control Finance
            Authority
            (Athens Disposal Co.,
            Inc.)
            Series 95A AMT
     3,900  1/01/16 (b).............      2.55%             3,900,000
            California Pollution
            Control Finance
            Authority
            (Atlas Disposal Industries
            LLC)
            Series 99A AMT
     2,400  5/01/19 (b).............      2.60              2,400,000
            California Pollution
            Control Finance
            Authority
            (BLT Enterprises)
            Series 99A AMT
     3,740  4/01/14 (b).............      2.55              3,740,000
            California Pollution
            Control Finance
            Authority
            (Blue Line Transfer Inc.)
            Series 99A AMT
     5,000  8/01/19 (b).............      2.55              5,000,000
            California Pollution
            Control Finance
            Authority
            (Browning Ferris
            Industries of California)
            Series A AMT
    10,000  9/01/19 (b).............      2.65             10,000,000
            California Pollution
            Control Finance
            Authority
            (Burrtec Waste Project)
            Series 00A AMT
     8,240  6/01/20 (b).............      2.85              8,240,000
            California Pollution
            Control Finance
            Authority
            (Burrtec Waste Project)
            Series 97B AMT
     1,700  7/01/12 (b).............      2.85              1,700,000
            California Pollution
            Control Finance
            Authority
            (Burrtec Waste Project)
            Series 98A AMT
     1,200  5/01/05 (b).............      2.85              1,200,000

                                 Alliance Municipal Trust - California Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                   Yield                 Value
--------------------------------------------------------------------------------
            California Pollution
            Control Finance
            Authority
            (Burrtec Waste Project)
            Series A AMT
$    1,200  10/01/02 (b)............      2.85%         $   1,200,000
            California Pollution
            Control Finance
            Authority
            (Colmac Energy Project)
            Series 90A AMT
     2,800  12/01/16 (b)............      2.60              2,800,000
            California Pollution
            Control Finance
            Authority
            (Contra Costa Waste
            Services)
            Series A AMT
     4,725  12/01/10 (b)............      2.55              4,725,000
            California Pollution
            Control Finance
            Authority
            (CR & R Inc. Project)
            Series 95A AMT
     4,895  10/01/10 (b)............      2.60              4,895,000
            California Pollution
            Control Finance
            Authority
            (CR& R Inc. Project)
            Series 00A AMT
     3,175  9/01/10 (b).............      2.60              3,175,000
            California Pollution
            Control Finance
            Authority
            (Edco Disposal Corp.
            Project)
            Series 96A AMT
     2,685  10/01/16 (b)............      2.55              2,685,000
            California Pollution
            Control Finance
            Authority
            (Escondido/Jemco
            Equipment)
            Series 98A AMT
     2,900  7/01/13 (b).............      2.85              2,900,000
            California Pollution
            Control Finance
            Authority
            (Gilton Solid Waste
            Management)
            Series 95A AMT
     1,500  12/01/05 (b)............      2.60              1,500,000
            California Pollution
            Control Finance
            Authority
            (Greenteam of San Jose
            Project)
            Series 97A AMT
     2,535  8/01/12 (b).............      2.55%             2,535,000
            California Pollution
            Control Finance
            Authority
            (Greenwaste Recovery)
            Series 99B AMT
     3,365  6/01/14 (b).............      2.60              3,365,000
            California Pollution
            Control Finance
            Authority
            (New United Motor
            Manufacturing)
            Series 98A AMT
     2,000  4/01/18 (b).............      2.60              2,000,000
            California Pollution
            Control Finance
            Authority
            (Santa Clara Valley
            Industries)
            Series 98A
     1,690  3/01/18 (b).............      2.60              1,690,000
            California Pollution
            Control Finance
            Authority
            (Santa Fe Geothermal
            Inc.)
            Series 83
     2,400  9/01/13 (b).............      2.75              2,400,000
            California Pollution
            Control Finance
            Authority
            (Shell Martinez Refining)
            Series 96A AMT
     2,300  10/01/31 (b)............      3.05              2,300,000
            California Pollution
            Control Finance
            Authority
            (Shell Oil Co.)
            AMT
     1,000  12/01/24 (b)............      3.05              1,000,000
            California Pollution
            Control Finance
            Authority
            (Shell Oil Co.)
            Series 94 AMT
     5,800  10/01/24 (b)............      3.05              5,800,000

STATEMENT OF NET ASSETS
(continued)                      Alliance Municipal Trust - California Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                   Yield                 Value
--------------------------------------------------------------------------------
            California Pollution
            Control Finance
            Authority
            (Sunset Waste Paper Inc.)
            Series 00A AMT
$    5,775  11/01/20 (b)............      2.55%         $   5,775,000
            California Pollution
            Control Finance
            Authority
            (West Valley
            Manufacturing Project)
            Series 97A AMT
     5,705  6/01/12 (b).............      2.85              5,705,000
            California Pollution
            Control Finance
            Authority
            (West Valley Project)
            Series 00A AMT
     8,200  6/01/30 (b).............      2.85              8,200,000
            California School Cash
            Reserve Program
            Pool Bonds
            Series 01A
    15,000  7/03/02 (c).............      2.65             15,197,250
            California Statewide
            Community Development
            Authority
            (Artefex Project)
            Series 97E AMT
     1,980  7/01/17 (b).............      3.55              1,980,000
            California Statewide
            Community Development
            Authority
            (Biocol Investments)
            Series 97B AMT
     1,230  5/01/22 (b).............      3.55              1,230,000
            California Statewide
            Community Development
            Authority
            (Chino Basin Municipal
            Water Project)
            Series 90 AMT
     3,315  8/01/10 (b).............      2.65              3,315,000
            California Statewide
            Community Development
            Authority
            (Contech Construction)
            Series 89 AMT
       960  5/01/09 (b).............      2.60                960,000
            California Statewide
            Community Development
            Authority
            (Delaware Mesa Farms
            Project)
            Series 99A AMT
     2,300  5/01/19 (b).............      2.60%             2,300,000
            California Statewide
            Community Development
            Authority
            (Grundfos Pumps Corp.
            Project)
            Series 89
     2,000  5/01/09 (b).............      2.60              2,000,000
            California Statewide
            Community Development
            Authority
            (Integrated Rolling Co.)
            Series 99A AMT
     2,950  7/01/09 (b).............      2.80              2,950,000
            California Statewide
            Community Development
            Authority
            (Jewish Federation Council)
            Series 00A
     7,580  5/01/30 (b).............      2.50              7,580,000
            California Statewide
            Community Development
            Authority
            (Pacific Bearings Co.
            Project)
            Series 96L AMT
     1,540  10/01/06 (b)............      3.55              1,540,000
            California Statewide
            Community Development
            Authority
            (Primary Color Project)
            Series 97F AMT
     1,160  7/01/17 (b).............      3.55              1,160,000
            California Statewide
            Community Development
            Authority
            (Sunrise of Moraga)
            Series 97G
     3,600  7/01/27 (b).............      3.00              3,600,000

                                 Alliance Municipal Trust - California Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                   Yield                 Value
--------------------------------------------------------------------------------
            California Statewide
            Economic Development
            Authority
            (Pioneer Converting Inc.)
            AMT
$    1,585  4/01/16 (b).............      2.45%         $   1,585,000
            Carlsbad Unified School
            District COP
            (School Facility Bridge
            Funding)
            FSA
     6,000  9/01/23 (b).............      2.55              6,000,000
     3,000  9/01/30 (b).............      2.55              3,000,000
            Chula Vista IDA
            (Sutherland/Palumbo
            Project)
            AMT
     2,355  12/01/21 (b)............      3.70              2,355,000
            City of Los Angeles
            SFMR
            AMT
     3,500  6/01/02.................      2.71              3,500,850
            City of Vallejo
            COP
            (Capital Improvement
            Project)
            Series 00
    20,480  9/01/40 (b).............      2.80             20,480,000
            City of West Hollywood
            COP
            (Public Facilities Corp.)
            Series 98
     3,135  2/01/25 (b).............      3.60              3,135,000
            Clovis Unified School
            District TRAN
    11,000  6/30/02 (c).............      2.63             11,066,550
            Commerce Joint Powers
            (Precision Wire
            Productions)
            AMT
     2,070  11/01/14 (b)............      2.45              2,070,000
            Contra Costa COP
            (Concord Healthcare
            Center)
            AMT
     3,155  12/01/12 (b)............      2.85              3,155,000
            Contra Costa County
            BOE TRAN
            Series 00
    20,000  7/05/01.................      4.22             20,001,640
            Contra Costa County
            BOE TRAN
            Series 01
     7,200  7/02/02 (c).............      2.65%             7,242,624
            Contra Costa County
            HFA MFHR
            (Park Regency Partners)
            Series 92A AMT
    15,000  8/01/32 (b).............      2.60             15,000,000
            Fillmore COP
            (Water Systems Refining &
            Capital Project)
            Series 97
     7,205  5/01/29 (b).............      2.60              7,205,000
            Fresno California
            (Trinity Health Credit
            Group)
            Series 00C
     7,500  12/01/30 (b)............      2.50              7,500,000
            Fresno County TRAN
    11,250  7/01/02 (c).............      2.63             11,345,062
            Fresno Sewer System
            FGIC Series 00A
     3,000  9/01/25 (b).............      2.40              3,000,000
            Indio MFHR
            (Olive Courts Apts.)
            Series 96 AMT
       500  12/01/26 (b)............      2.70                500,000
            Irvine Ranch
            (Water District)
            Series 85
     3,600  10/01/05 (b)............      3.10              3,600,000
            Irvine Ranch
            (Water Revenue)
            Series 95
     3,000  1/01/21 (b).............      3.10              3,000,000
            Long Beach
            (Southeast Facility Lease
            Revenue)
            Series 95B AMT
    25,200  12/01/18 (b)............      2.60             25,200,000
            Los Angeles Community
            Redevelopment Agency
            (Broadway Spring Center)
            Series 87 AMT
     9,900  7/01/12 (b).............      2.80              9,900,000

STATEMENT OF NET ASSETS
(continued)                      Alliance Municipal Trust - California Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                   Yield                 Value
--------------------------------------------------------------------------------
            Los Angeles County
            HFA MFHR
            (Diamond Park Apts.
            Project)
            Series 87A AMT
$    9,200  2/01/09 (b).............      2.75%         $   9,200,000
            Los Angeles County
            Housing Authority
            MFHR
            (Canyon County Villas)
            Series 85H
    11,100  12/01/07 (b)............      2.45             11,100,000
            Los Angeles County
            TRAN
    15,000  6/28/02 (c).............      2.61             15,164,700
            Los Angeles Department
            of Water & Power
            (Water System Revenue)
            Series 01B-1
     4,000  7/01/35 (b).............      2.55              4,000,000
            Los Angeles Department
            of Water & Power
            (Water System Revenue)
            Series 01B-2
     9,000  7/01/35 (b).............      2.50              9,000,000
            Los Angeles HFA MFHR
            (Mission Village Apts.)
            Series 97D AMT
     3,540  7/01/27 (b).............      2.55              3,540,000
            Los Angeles IDA
            (Delta Tau Data Systems
            Inc.)
            Series 98 AMT
     3,800  8/01/23 (b).............      2.60              3,800,000
            Oakland-Alameda
            County
            (Coliseum Project)
            Series 00C-1
     3,400  2/01/25 (b).............      2.75              3,400,000
            Oakland-Alameda
            County
            (Coliseum Project)
            Series 00C-2
    13,000  2/01/25 (b).............      2.40             13,000,000
            Orange County MFHR
            (Aliso Creek Project)
            Series B
     4,675  11/01/22 (b)............      2.40              4,675,000
            Orange County MFHR
            (Wood Canyon Villas)
            Series 91 AMT
     4,100  12/01/21 (b)............      2.55%             4,100,000
            Panama-Buena Vista
            (Unified School District
            Capital Improvement
            Financing Project)
     4,900  6/01/24 (b).............      3.05              4,900,000
            Pleasant Hill
            Redevelopment Agency
            MFHR
            (Chateau III Project)
            Series 96A AMT
     2,260  8/01/26 (b).............      3.00              2,260,000
            Rescue Unified School
            District
            Certificate of Participation
            FSA
     4,300  10/01/25 (b)............      2.70              4,300,000
            Riverside County
            COP
            Series 85A
     5,300  12/01/15 (b)............      2.80              5,300,000
            Roseville County High
            School District COP
            (Northwest Roseville
            Land Project)
            Series 91
     2,320  8/01/06 (b).............      3.40              2,320,000
            Sacramento County
            Airport Facility
            (Cessna Aircraft Co.)
            Series 98 AMT
     3,700  11/01/28 (b)............      2.45              3,700,000
            Sacramento County
            Sanitation District
            (Sacramento Regional)
            Series 00
    11,100  12/01/30 (b)............      2.40             11,100,000
            San Bernardino California
            HFA MFHR
            (Mountain View Apts.)
            Series 97A
     6,000  3/01/27 (b).............      2.50              6,000,000
            San Diego HFA MFHR
            (Paseo Point Apts.)
            Series A
    12,750  12/01/22 (b)............      2.40             12,750,000

                                 Alliance Municipal Trust - California Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                   Yield                 Value
--------------------------------------------------------------------------------
            San Francisco
            Redevelopment Agency
            MFHR
            (Antonia Manor Apts.)
            Series 00E AMT
$    7,070  12/01/32 (b)............      2.65%         $   7,070,000
            Santa Clara County
            Hospital Facility
            (Aces El Camino
            Hospital District)
            Series B
    12,175  8/01/15 (b).............      2.90             12,175,000
            Santa Fe Springs IDA
            (Metal Center Inc. Project)
            Series 89A AMT
     2,150  7/01/14 (b).............      2.60              2,150,000
            Simi Valley HFA MFHR
            (Lincoln Wood Ranch)
            Series 90
    10,000  6/01/10 (b).............      2.75             10,000,000
            South Coast California
            Local Education Agency
    15,000  6/28/02 (c).............      2.65             15,088,050
            South Coast Local
            Education TRAN
            Series 00
    20,000  7/03/01.................      4.22             20,000,820
            Southern California
            Public Power Authority
            (Transmission Project)
            FSA Series 00A
    17,000  7/01/23 (b).............      2.40             17,000,000
            Vallejo Water Revenue
            Series 01A
     4,075  6/01/31 (b).............      2.75              4,075,000
            Yolo County MFHR
            (Primero Grove)
            Series A
    11,715  11/01/27 (b)............      2.45             11,715,000
                                                        -------------
                                                          593,378,393
                                                        -------------
            PUERTO RICO-1.0%
            Puerto Rico Highway &
            Transportation
            AMBAC Series 98A
     6,100  7/01/28 (b).............      2.40              6,100,000
                                                        -------------
            Total Municipal Bonds
            (amortized cost
            $599,478,393)...........                      599,478,393
                                                        -------------
            COMMERCIAL
            PAPER-13.2%
            CALIFORNIA-9.1%
            California Infrastructure
            & Economic
            Development Bank
            (Salvation Army
            West Territory)
            Series 01
    10,000  9/12/01.................      2.75%            10,000,000
            Golden Gate Bridge
            & Highway
            Series A
     5,100  9/06/01.................      2.55              5,100,000
            Los Angeles County
            Metropolitan Transit
            Authority
            (Second Subordinate
            Sales Tax)
            Series A
     3,830  9/10/01.................      2.55              3,830,000
    11,900  9/10/01.................      2.60             11,900,000
            Los Angeles Department
            of Water & Power
            (Power System Revenue)
            Series 01B-2
    10,000  8/30/01.................      2.60             10,000,000
            Los Angeles Water
            & Power
            (Electric Plant
            Certificates)
    11,500  8/13/01.................      3.10             11,500,000
            San Francisco Public
            Utility Commission
            (Water Series)
     4,000  8/09/01.................      2.90              4,000,000
                                                        -------------
                                                           56,330,000
                                                        -------------
            PUERTO RICO-4.1%
            Puerto Rico Government
            Development Bank
     7,000  7/31/01.................      3.10              7,000,000
    10,000  8/10/01.................      3.10             10,000,000
     8,500  8/31/01.................      3.10              8,500,000
                                                        -------------
                                                           25,500,000
                                                        -------------
            Total Commercial Paper
            (amortized cost
            $81,830,000)............                       81,830,000
                                                        -------------

STATEMENT OF NET ASSETS
(continued)                      Alliance Municipal Trust - California Portfolio
================================================================================

                                                                Value
--------------------------------------------------------------------------------
            TOTAL
            INVESTMENTS-110.2%
            (amortized cost
            $681,308,393)...........                    $ 681,308,393
            Other assets less
            liabilities-(10.2%).....                      (62,910,799)
                                                        -------------
            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            618,459,498 shares
            outstanding)............                    $ 618,397,594
                                                        =============

--------------------------------------------------------------------------------

(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

(c)   When Issued securities.

      Glossary of Terms:

      AMBAC  - American Municipal Bond Assurance Corporation
      AMT    - Alternative Minimum Tax
      BOE    - Board of Education
      COP    - Certificate of Participation
      FGIC   - Financial Guaranty Insurance Company
      FSA    - Financial Security Assurance, Inc.
      HFA    - Housing Finance Agency/Authority
      IDA    - Industrial Development Authority
      MFHR   - Multi-Family Housing Revenue
      SFMR   - Single Family Mortgage Revenue
      TRAN   - Tax & Revenue Anticipation Note

      See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended June 30, 2001         Alliance Municipal Trust - California Portfolio
================================================================================

INVESTMENT INCOME
   Interest.........................................................................                            $      27,402,443
EXPENSES
   Advisory fee (Note B)............................................................      $       3,952,866
   Distribution assistance and administrative service (Note C)......................              3,202,550
   Transfer agency (Note B).........................................................                194,391
   Custodian fees...................................................................                180,887
   Printing.........................................................................                 73,658
   Registration fees................................................................                 69,903
   Audit and legal fees.............................................................                 47,170
   Trustees' fees...................................................................                  2,700
   Miscellaneous....................................................................                 23,493
                                                                                          -----------------
   Total expenses...................................................................                                    7,747,618
                                                                                                                -----------------
   Net investment income............................................................                                   19,654,825
REALIZED GAIN ON INVESTMENTS
   Net realized gain on investment transactions.....................................                                        7,022
                                                                                                                -----------------
NET INCREASE IN NET ASSETS FROM OPERATIONS..........................................                            $      19,661,847
                                                                                                                =================

--------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF CHANGES
IN NET ASSETS                    Alliance Municipal Trust - California Portfolio
================================================================================

                                                                                             Year Ended            Year Ended
                                                                                            June 30, 2001         June 30, 2000
                                                                                          =================     =================
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income............................................................      $      19,654,825     $      21,056,532
   Net realized gain (loss) on investment transactions..............................                  7,022               (44,929)
                                                                                          -----------------     -----------------
   Net increase in net assets from operations.......................................             19,661,847            21,011,603
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income............................................................            (19,654,825)          (21,056,532)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (decrease) (Note E).................................................           (313,601,929)          276,393,827
                                                                                          -----------------     -----------------
   Total increase (decrease)........................................................           (313,594,907)          276,348,898
NET ASSETS
   Beginning of period..............................................................            931,992,501           655,643,603
                                                                                          -----------------     -----------------
   End of period....................................................................      $     618,397,594     $     931,992,501
                                                                                          =================     =================

--------------------------------------------------------------------------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 2001                    Alliance Municipal Trust - California Portfolio
================================================================================

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio (the "Portfolio"), Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio, Alliance Municipal Trust-Massachusetts Portfolio, Alliance Municipal Trust-Pennsylvania Portfolio, Alliance Municipal Trust-Ohio Portfolio and Alliance Municipal Trust-North Carolina Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the year ended June 30, 2001, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed .98% of its average daily net assets for any fiscal year. No reimbursement was required for the year ended June 30, 2001.

The Portfolio compensates Alliance Global Investor Services, Inc., (formerly, Alliance Fund Services, Inc.), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $73,692 for the year ended June 30, 2001.

For the year ended June 30, 2001, the Portfolio's expenses were reduced by $2,177 under an expense offset arrangement with Alliance Global Investor Services, Inc.

                                 Alliance Municipal Trust - California Portfolio
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 2001, the distribution fee amounted to $1,976,433. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 2001, such payments by the Portfolio amounted to $1,226,117, a substantial portion of which was paid to the Adviser and its affiliates.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At June 30, 2001, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2001, the Portfolio had a capital loss carryforward of $55,772, of which $13,804 expires in 2002, $3,239 expires in 2003, $822 expires in 2004 and, $37,907 expires in 2009. To the extent that any net capital loss carryforward is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. At June 30, 2001, capital paid-in aggregated $618,453,366. Transactions, all at $1.00 per share, were as follows:

                                                                                             Year Ended            Year Ended
                                                                                              June 30,              June 30,
                                                                                                2001                  2000
                                                                                          ================     ================
Shares sold.........................................................................         1,717,300,853        3,359,359,238
Shares issued on reinvestments of dividends.........................................            19,654,825           21,056,532
Shares redeemed.....................................................................        (2,050,557,607)      (3,104,021,943)
                                                                                          ----------------     ----------------
Net increase (decrease).............................................................          (313,601,929)         276,393,827
                                                                                          ================     ================

FINANCIAL HIGHLIGHTS             Alliance Municipal Trust - California Portfolio
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                                    Year Ended June 30,
                                                         =======================================================================
                                                             2001           2000           1999          1998           1997
                                                         =============  ============  =============  ============= =============
Net asset value, beginning of period...................     $  1.00       $  1.00        $  1.00        $ 1.00        $  1.00
                                                            -------       -------        -------        ------        -------
Income From Investment Operations
Net investment income..................................        .024          .024           .022          .027(a)        .027(a)
                                                            -------       -------        -------        ------        -------
Less: Dividends
Dividends from net investment income...................       (.024)        (.024)         (.022)        (.027)         (.027)
                                                            -------       -------        -------        ------        -------
Net asset value, end of period.........................     $  1.00       $  1.00        $  1.00        $ 1.00        $  1.00
                                                            =======       =======        =======        ======        =======
Total Return
Total investment return based on net asset value (b)...        2.48%         2.39 %         2.20%         2.74%          2.76%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)..............    $618,398      $931,993       $655,644      $422,464       $357,148
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements.........         .98%          .97 %          .98%          .96%           .93%
   Expenses, before waivers and reimbursements.........         .98%          .97 %          .98%          .97%           .96%
   Net investment income...............................        2.49%         2.38 %         2.18%         2.71%(a)       2.73%(a)

--------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

REPORT OF INDEPENDENT
ACCOUNTANTS                      Alliance Municipal Trust - California Portfolio
================================================================================

To the Board of Trustees and Shareholders of Alliance Municipal Trust - California Portfolio

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Municipal Trust-California Portfolio (the "Fund") at June 30, 2001, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2001, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the three years in the period ended June 30, 1999, were audited by other independent accountants whose report dated July 23, 1999, expressed an unqualified opinion on those statements.


PricewaterhouseCoopers LLP
New York, New York
August 10, 2001

                                 Alliance Municipal Trust - California Portfolio
================================================================================

Alliance Municipal Trust
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672

TRUSTEES

John D. Carifa, Chairman
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)

OFFICERS

John D. Carifa, Chairman
Ronald M. Whitehill, President
Kathleen A. Corbet, Senior Vice President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Doris T. Ciliberti, Senior Vice President
Patricia Ittner, Senior Vice President
Robert I. Kurzweil, Senior Vice President
Wayne D. Lyski, Senior Vice President
William E. Oliver, Senior Vice President
Raymond J. Papera, Senior Vice President
Frances M. Dunn, Vice President
William J. Fagan, Vice President
Linda N. Kelley, Vice President
Joseph R. LaSpina, Vice President
Eileen M. Murphy, Vice President
Maria C. Sazon, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Thomas R. Manley, Controller

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free (800) 221-5672

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

--------------------------------------------------------------------------------

(1)   Members of the Audit Committee.

Alliance Municipal Trust - California Portfolio
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance Municipal Trust, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:

|*| |*| |1| |2| |3| |0| |#|

For non-touch-tone telephones, call toll-free (800) 221-9513

Alliance Capital [LOGO](R)

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

AMTCAAR601